As filed with the Securities and Exchange Commission on December 2, 2005

Registration Nos. 333-111686; 811-08524

=============================================================================

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT EQ

(Exact Name of Registrant)

ING USA Annuity and Life Insurance Company

(Name of Depositor)

1475 Dunwoody Drive

West Chester, Pennsylvania 19380-1478

(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (610) 425-3400

James A. Shuchart, Esq.

ING Americas (U.S. Legal Services)

1475 Dunwoody Drive

West Chester, Pennsylvania 19380-1478

(610) 425-3563

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on December 5, 2005 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Deferred Combination Variable and Fixed Annuity Contracts

PART A

The Prospectus, dated April 29, 2005 is incorporated into Part A of this Post-Effective Amendment No. 3, to Registration Statement by reference to Post-Effective Amendment No. 2, to Registration Statement on Form N-4 (File No. 333-111686), as filed on April 20, 2005 and declared effective on April 29, 2005.

ING USA Annuity and Life Insurance Company

Separate Account B of ING USA Annuity and Life Insurance Company

Separate Account EQ of ING USA Annuity and Life Insurance Company

ReliaStar Life Insurance Company of New York

Separate Account NY-B of ReliaStar Life Insurance Company of New York

PROSPECTUS SUPPLEMENT

Dated December 5, 2005

to the Prospectuses

Dated April 29, 2005,

as Previously Supplemented

for

Deferred Combination Variable and Fixed Annuity Contracts

issued by

ING USA Annuity and Life Insurance Company

and

ReliaStar Life Insurance Company of New York

(“GoldenSelect Access One” “GoldenSelect DVA” “GoldenSelect DVA Plus”

“GoldenSelect DVA Plus – NY” and “ING Equi-Select”)

The information in this supplement updates and amends certain information concerning investment options contained in the above referenced prospectuses, each dated April 29, 2005, as supplemented. Not all investment options are offered through every prospectus. Please read this supplement carefully and keep it with your prospectus for future reference.

ING Alliance Mid Cap Growth Portfolio

Effective December 5, 2005, the name of the “ING Alliance Mid Cap Growth Portfolio” is changed to “ING AllianceBernstein Mid Cap Growth Portfolio” wherever it appears in the prospectus to reflect a change in the portfolio name.

ING Capital Guardian Managed Global Portfolio

Effective December 5, 2005, the following changes are made to the disclosure concerning the ING Capital Guardian Managed Global Portfolio:

1.	The name of the “ING Capital Guardian Managed Global Portfolio” is changed to “ING Templeton Global Growth Portfolio” wherever it appears in the prospectus to reflect a change in the portfolio name;
2.	The investment subadviser of this portfolio, Capital Guardian Trust Company, is changed to Templeton Global Advisors Limited in Appendix B, “The Investment Portfolios” and

3.	The description under the “Investment Objective” column in Appendix B is hereby deleted and replaced with the following to reflect a change in the investment objective of the portfolio:

Investment Objective

Seeks capital appreciation. Current income is only an incidental consideration. Invests primarily in common stocks traded in securities markets throughout the world. May invest up to 100% of its total assets in securities traded in securities markets outside the United States. Generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

ING Salomon Brothers Investors Portfolio

Effective December 1, 2005, the following changes are made to the disclosure concerning the ING Salomon Brothers Investors Portfolio:

1.	The name of the “ING Salomon Brothers Investors Portfolio” is changed to “ING Lord Abbett Affiliated Portfolio” wherever it appears in the prospectus to reflect a change in the portfolio name;
2.	The investment subadviser of this portfolio, Salomon Brothers Asset Management, Inc, is changed to Lord Abbett & Co., LLC in Appendix B, “The Investment Portfolios” and
3.	The description under the “Investment Objective” column in Appendix B is hereby deleted and replaced with the following to reflect a change in the investment objective of the portfolio:

Investment Objective

Seeks long-term growth of capital. Secondarily seeks current income. Invests primarily in equity securities of U.S. companies. May also invest in other securities. To a lesser degree, invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.

ING AIM Mid Cap Growth Portfolio

Effective December 5, 2005, the ING AIM Mid Cap Growth Portfolio (Class S) will merge with and into the ING FMR Diversified Mid Cap Portfolio (Class S). In conjunction with the merger, your Contract Value currently in the ING AIM Mid Cap Growth Portfolio will be reallocated to the ING FMR Diversified Mid Cap Portfolio, and the ING AIM Mid Cap Growth Portfolio will no longer be available under your Contract for new premiums or reallocations from other investment options.

Unless you provide us with alternative allocation instructions, all future allocations directed to the ING AIM Mid Cap Growth Portfolio (Class S) will be automatically allocated to the ING FMR Diversified Mid Cap Portfolio (Class S). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, 1-800-366-0066. See also the “Transfers Among Your Investments” section of your prospectus for further information about making fund allocation changes.

ING VP MagnaCap Portfolio

Effective December 5, 2005, the ING VP MagnaCap Portfolio (Class S) will merge with and into the ING VP Value Opportunity Portfolio (Class S). In conjunction with the merger, your Contract Value currently in the ING VP MagnaCap Portfolio will be reallocated to the ING VP Value Opportunity Portfolio. The ING VP MagnaCap Portfolio and the ING Value Opportunity Portfolio are not available for new premiums or reallocations from other investment options.

Unless you provide us with alternative allocation instructions, all future allocations directed to the ING VP MagnaCap Portfolio (Class S) will be automatically allocated to the ING VP Value Opportunity Portfolio (Class

S). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, 1-800-366-0066. See also the “Transfers Among Your Investments” section of your prospectus for further information about making fund allocation changes.

are not available for new premiums or reallocations from other investment options.

Additional Investment Options

Effective December 5, 2005, the following investment portfolios are added to the list of investment portfolios available under your contract:

ING Davis Venture Value Portfolio

ING MarketPro Portfolio

ING VP Index Plus International Equity Portfolio

ING Wells Fargo Small Cap Disciplined Portfolio

The second paragraph under the section of the prospectus entitled, “The Trusts and Funds” is hereby deleted and replaced with the following:

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See “Trust and Fund Expenses.” Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

The last paragraph on Page B-1 of Appendix B, “The Investment Portfolios” is hereby deleted and replaced with the following:

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Appendix B, “The Investment Portfolios” is amended to add the following investment options:

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING MarketPro Portfolio (Class S) Investment Adviser: ING Investments, LLC

Seeks capital appreciation. Income is a secondary consideration. Seeks to obtain its investment objective by investing in a combination of underlying funds according to fixed percentages that reflect an allocation of approximately 70% in equity securities and 30% in fixed income securities.

ING VP Index Plus International Equity Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Advisors, B.V.	Seeks to out perform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.

ING Wells Fargo Small Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Fargo Funds Management, LLC

Seeks long-term capital appreciation. Normally invests at least 80% of its assets in the securities of small-capitalization companies. The Portfolio Manager defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500 Index at the time of purchase.

ING Partners, Inc. 151 Farmington Avenue, Hartford, CT 06156-8962
ING Davis Venture Value Portfolio (Service Class) Investment Adviser: ING Life and Annuity Company Investment Subadviser: Davis Selected Advisers L.P.

Seeks long-term growth of capital. Under normal circumstances, invests majority of assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May invest a limited portion of its assets in companies of any size in foreign securities and may invest in non-equity securities.

The MarketPro Porfolio may invest in one or more of the following underlying portfolios:

ING FMR Diversified MidCap Portfolio

ING JPMorgan Fleming International Portfolio

ING Legg Mason Value Portfolio

ING Marsico Growth Portfolio

ING Mercury Large Cap Value Portfolio

ING Salomon Brothers Aggressive Growth Portfolio

ING T. Rowe Price Capital Appreciation Portfolio

ING Van Kampen Equity and Income Portfolio

ING VP Intermediate Bond Portfolio

The prospectus for the ING MarketPro Portfolio contains additional information about the underlying portfolios included in the ING MarketPro Portfolio.

ING USA Annuity and Life Insurance Company

Separate Account EQ of ING USA Annuity and Life Insurance Company

PROSPECTUS SUPPLEMENT

Dated December 5, 2005

to the Prospectus

Dated April 29, 2005,

as Previously Supplemented

for

Deferred Variable Annuity Contracts

issued by

ING USA Annuity and Life Insurance Company

(“ING PrimElite”)

The information in this supplement updates and amends certain information concerning investment options contained in the above referenced prospectus, as previously supplemented. Please read this supplement carefully and keep it with your prospectus for future reference.

Additional Investment Options

Effective December 5, 2005, the following investment portfolios are added to the list of investment portfolios available under your contract:

ING Investors Trust

ING American Funds Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

ING Legg Mason Value Portfolio

ING LifeStyle Aggressive Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Moderate Portfolio

ING MarketPro Portfolio

ING Van Kampen Global Franchise Portfolio

ING Van Kampen Growth and Income Portfolio

ING Van Kampen Real Estate Portfolio

ING VP Index Plus International Equity Portfolio

ING Partners, Inc.

ING Van Kampen Comstock Portfolio

ING Van Kampen Equity and Income Portfolio

ING Variable Portfolios, Inc.

ING VP Index Plus LargeCap Portfolio

ING VP Index Plus MidCap Portfolio

ING VP Index Plus SmallCap Portfolio

ING VP Funds

ING VP Intermediate Bond Portfolio

The following paragraph is added under the section of the prospectus entitled, “The Trusts and Funds”:

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See “Trust and Fund Expenses.” Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

The following paragraph is added as the second paragraph on Page B-1 of Appendix B, “The Investment Portfolios”:

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Appendix B, “The Investment Portfolios” is amended to add the following investment options:

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING American Funds Growth Portfolio Investment Adviser: ING Investments, LLC Investment Subadviser: Capital Research Management Company

Seeks to make your investment grow. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company. The master fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund is designed for investors seeking long-term capital appreciation through stocks.

ING American Funds Growth-Income Portfolio Investment Adviser: ING Investments, LLC Investment Subadviser: Capital Research Management Company

Seeks to make your investment grow and provide you with income over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series®, a registered open-end investment company. The master fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

ING American Funds International Portfolio Investment Adviser: ING Investments, LLC Investment Subadviser: Capital Research Management Company

Seeks to make your investment grow over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the International Fund, a series of American Funds Insurance Series®, a registered open-end investment company. The master fund invests primarily in common stocks of companies located outside the United States. The International Fund is designed for investors seeking capital appreciation through stocks.

ING Legg Mason Value Portfolio (Class S) (formerly ING Janus Growth and Income Portfolio) Investment Adviser: Directed Services, Inc. Investment Subadviser: Legg Mason Funds Management, Inc.

A non-diversified portfolio that seeks long-term growth of capital. Normally invests in equity securities, including foreign securities, that offer the potential for capital growth. May also invest in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest up to 25% of its total assets in long-term debt securities.

ING LifeStyle Aggressive Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC	Seeks growth of capital. Invests in a combination of underlying funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.
ING LifeStyle Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC

Seeks growth of capital and some current income. Invests in a combination of underlying funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed income securities.

ING LifeStyle Moderate Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC

Seeks growth of capital and current income. Invests in a combination of underlying funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed income securities.

ING LifeStyle Moderate Portfolio (Class S1) Investment Adviser: ING Investments, LLC

Seeks growth of capital and a low to moderate level of current income. Invests in a combination of underlying funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed income securities.

ING MarketPro Portfolio (Class S) Investment Adviser: ING Investments, LLC

Seeks capital appreciation. Income is a secondary consideration. Seeks to obtain its investment objective by investing in a combination of underlying funds according to fixed percentages that reflect an allocation of approximately 70% in equity securities and 30% in fixed income securities.

ING Van Kampen Global Franchise Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen

A non-diversified Portfolio that seeks long-term capital appreciation. Invests primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. Under normal market conditions, invests at least 65% of its total assets in securities of issuers from at least three different countries, which may include the United States.

ING Van Kampen Growth and Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen

Seeks long-term growth of capital and income. Under normal market conditions, investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated “investment grade,” which are securities rated within the four highest grades assigned by Standard & Poor’s or by Moody’s Investors Service, Inc.

ING Van Kampen Real Estate Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen

A non-diversified Portfolio that seeks capital appreciation and secondarily seeks current income. Invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”).

ING VP Index Plus International Equity Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Advisors, B.V.	Seeks to out perform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.

ING Partners, Inc. 151 Farmington Avenue, Hartford, CT 06156-8962
ING Van Kampen Comstock Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Van Kampen

Seeks capital growth and income. Invests in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

ING Van Kampen Equity and Income Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Van Kampen

Seeks total return, consisting of long-term capital appreciation and current income. Normally invests at least 80% of net assets (plus any borrowings for investment purposes) in equity and income securities at the time of investment. Normally invests at least 65% of assets in income producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. May invest up to 25% of total assets in securities of foreign issuers. May purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

ING Variable Portfolios, Inc. 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Index Plus LargeCap Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P 500 Index. The subadviser’s objective is to overweight those stocks in the S&P 500 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks it believes will underperform the index. May invest in derivatives.

ING VP Index Plus MidCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P MidCap 400 Index. The subadviser’s objective is to overweight those stocks in the S&P MidCap 400 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks that it believes will underperform the index. May invest in derivatives.

ING VP Index Plus SmallCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P 600 Index. The subadviser’s objective is to overweight those stocks in the S&P 600 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks that it believes will underperform the index. May invest in derivatives.

ING VP Intermediate Bond Portfolio
ING VP Intermediate Bond Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return. Under normal market conditions, the Portfolio invests at least 80% of its assets in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. May also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. Although the portfolio may invest in high yield debt securities rated below investment grade, it seeks to maintain a minimum average portfolio quality of at least investment grade.

The following portfolios are within the current group of ING Portfolios included in one or more of the ING LifeStyle Portfolios:

ING AllianceBernstein Mid Cap Growth Portfolio	ING Salomon Brothers Aggressive Growth Portfolio
ING JPMorgan Emerging Markets Equity Portfolio	ING Salomon Brothers All Cap Portfolio
ING JPMorgan Fleming International Portfolio	ING T. Rowe Price Growth Equity Portfolio
ING JPMorgan Value Opportunities Portfolio	ING Van Kampen Comstock Portfolio
ING Julius Baer Foreign Portfolio	ING Van Kampen Real Estate Portfolio
ING Legg Mason Value Portfolio	ING VP High Yield Bond Portfolio
ING Liquid Assets Portfolio	ING VP Index Plus LargeCap Portfolio
ING Lord Abbett Affiliated Portfolio	ING VP Index Plus MidCap Portfolio
ING PIMCO Core Bond Portfolio	ING VP Index Plus SmallCap Portfolio
ING PIMCO High Yield Portfolio	ING VP Intermediate Bond Portfolio
ING Pioneer Mid Cap Value Portfolio	ING VP Small Company Portfolio

The following portfolios are those within the group of ING Portfolios that may be included in one or more of the ING LifeStyle Portfolios:

ING AllianceBernstein Mid Cap Growth Portfolio	ING PIMCO High Yield Portfolio
ING American Century Large Company Value Portfolio	ING Pioneer Fund Portfolio
ING American Century Select Portfolio	ING Pioneer Mid Cap Value Portfolio
ING Capital Guardian Small/Mid Cap Portfolio	ING Salomon Brothers Aggressive Growth Portfolio

ING Capital Guardian U.S. Equities Portfolio	ING Salomon Brothers All Cap Portfolio
ING Eagle Asset Capital Appreciation Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING Evergreen Omega Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING FMRSM Diversified Mid Cap Portfolio	ING T. Rowe Price Equity Income Portfolio
ING FMRSM Earnings Growth Portfolio	ING T. Rowe Price Growth Equity Portfolio
ING Fundamental Research Portfolio	ING Templeton Global Growth Portfolio
ING International Portfolio	ING UBS U.S. Large Cap Equity Portfolio
ING Janus Contrarian Portfolio	ING Van Kampen Comstock Portfolio
ING JPMorgan Emerging Markets Equity Portfolio	ING Van Kampen Equity and Income Portfolio
ING JPMorgan Fleming International Portfolio	ING Van Kampen Equity Growth Portfolio
ING JPMorgan Mid Cap Value Portfolio	ING Van Kampen Global Franchise Portfolio
ING JPMorgan Small Cap Equity Portfolio	ING Van Kampen Growth and Income Portfolio
ING JPMorgan Value Opportunities Portfolio	ING Van Kampen Real Estate Portfolio
ING Julius Baer Foreign Portfolio	ING VP Balanced Portfolio
ING Legg Mason Value Portfolio	ING VP Growth and Income Portfolio
ING Liquid Asset Portfolio	ING VP Growth Portfolio
ING Lord Abbett Affiliated Portfolio	ING VP High Yield Bond Portfolio
ING Marsico Growth Portfolio	ING VP Index Plus LargeCap Portfolio
ING Marsico International Opportunities Portfolio	ING VP Index Plus MidCap Portfolio
ING Mercury Large Cap Growth Portfolio	ING VP Index Plus SmallCap Portfolio
ING Mercury Large Cap Value Portfolio	ING VP Intermediate Bond Portfolio
ING MFS Capital Opportunities Portfolio	ING VP International Equity Portfolio
ING MFS Mid Cap Growth Portfolio	ING VP MidCap Opportunities Portfolio
ING MFS Total Return Portfolio	ING VP Real Estate Portfolio
ING OpCap Balanced Value Portfolio	ING VP Small Company Portfolio
ING Oppenheimer Global Portfolio	ING VP SmallCap Opportunities Portfolio
ING Oppenheimer Main Street Portfolio®	ING VP Value Opportunity Portfolio
ING Oppenheimer Strategic Income Portfolio	ING Wells Fargo Mid Cap Disciplined Portfolio
ING PIMCO Core Bond Portfolio

All of the above portfolios are service class shares. The prospectus for the ING LifeStyle Portfolios contains information about the underlying portfolios included in the ING LifeStyle Portfolios.

The MarketPro Porfolio may invest in one or more of the following underlying portfolios:

ING FMR Diversified MidCap Portfolio

ING JPMorgan Fleming International Portfolio

ING Legg Mason Value Portfolio

ING Marsico Growth Portfolio

ING Mercury Large Cap Value Portfolio

ING Salomon Brothers Aggressive Growth Portfolio

ING T. Rowe Price Capital Appreciation Portfolio

ING Van Kampen Equity and Income Portfolio

ING VP Intermediate Bond Portfolio

The prospectus for the ING MarketPro Portfolio contains additional information about the underlying portfolios included in the ING MarketPro Portfolio.

PART B

The Statement of Additional Information, dated April 29, 2005 is incorporated into Part B of this Post-Effective Amendment No. 3 by reference to Post-Effective Amendment No. 2, to Registration Statement on Form N-4 (File No. 333-111686), as filed on April 20, 2005.

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1)	All financial statements are included in the Prospectus or the Statement of Additional information as indicated therein.
(2)

Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

ING USA ANNUITY AND LIFE INSURANCE COMPANY,

(A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

Schedule I

Summary of Investments - Other than Investments in Affiliates

As of December 31, 2004

(In Millions)

TYPE OF INVESTMENTS	COST	VALUE*	AMOUNT SHOWN ON BALANCE SHEET
Fixed maturities:
U.S. government and government agencies and Authorities	$ 464.0	$ 464.7	$ 464.7
State, municipalities and political subdivisions	20.7	19.9	19.9
Public utilities securities	1,796.9	1,866.4	1,866.4
Other U.S. corporate securities	6,292.4	6,513.2	6,513.2
Foreign securities (1)	3,090.1	3,198.3	3,198.3
Residential mortgage-backed securities	3,440.3	3,461.8	3,461,8
Commercial mortgage-backed securities	1,107.8	1,139.7	1,139.7
Other asset-backed securities	1,934.2	1.933.8	1,933.8
Total fixed maturities, including fixed maturities Pledged	$18,146.4	$18,597.8	$18,597.8
	======	========	========
Total equity securities	$ 34.8	$ 35.3	$ 35.3
	======	========	========

Mortgage loans	$ 3,851.8	$ 3,969.4	$ 3,851.8
Policy loans	169.0	169.0	169.0
Other investments	228.8	229.0	228.8
Total investments	$ 22,430.8	$ 23,000.5	$ 22,882.7
	======	========	========

* See Notes 2 and 3 of Notes to Financial Statements.

(1)The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

ING USA ANNUITY AND LIFE INSURANCE COMPANY,

(A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

Schedule IV

Reinsurance Information

As of and for the years ended December 31, 2004, 2003 and 2002

(In Millions)

	GROSS	CEDED	ASSUMED	NET	PERCENTAGE OF ASSUMED TO NET
Year ended December 31, 2004
Life insurance in force	$7,405.6	$ 906.0	$ -	$ 6,449.6	$ 0.0%

Premiums:
Life insurance	25.0	2.2	-	22.8
Accident and health insurance	0.4	0.4	-	-
Total premiums	$ 25.4	$ 2.6	$ -	22.8
	========	=======	=======	========

Year ended December 31, 2003
Life insurance in force	$8,001.4	$ 1,209.4	$ -	$ 6,792.0	$ 0.0%

Premiums:
Life insurance	27.4	1.4	-	26.0
Accident and health insurance	0.2	0.2	-	-
Total premiums	$ 27.6	$ 1.6	$ -	26.0
	========	=======	=======	========

Year ended December 31, 2002
Life insurance in force	$8,722.9	$ 1,370.5	$ -	$ 7,352.4	$ 0.0%

Premiums:
Life insurance	38.4	1.6	-	36.8
Accident and health insurance	0.2	0.2	-	-
Total premiums	$ 38.6	$ 1.8	$ -	36.8
	========	=======	=======	========

EXHIBITS

(b)

(1)		Resolution of the board of directors of Depositor authorizing the establishment of the Registrant (2)

(2)		Not Applicable

(3)	a.	Distribution Agreement between the Depositor and Directed Services, Inc. (6)
	b.	Dealers Agreement (6)
	c.	Organizational Agreement (6)
	d.	Assignment Agreement for Organizational Agreement (6)
	e.	Amendment to the Distribution Agreement between ING USA and DSI (11)

(4)	a.	Individual Flexible Purchase Payment Deferred Variable Annuity Contract (3)
	b.	Individual Retirement Annuity Rider (9)
	c.	Roth Retirement Annuity Rider (9)
	d.	Simple Retirement Annuity Rider (9)
	e.	403(b) Rider (9)
	f.	ING USA Annuity and Life Insurance Company, Company Address and Name Change Endorsement (merger) (10)

(5)		Application Form (3)

(6)	a.	Amended and Restated Articles of Incorporation of ING USA Annuity and Life Insurance Company, dated 01/01/04 (10)
	b.	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company, dated 01/01/04 (10)
	c.	Resolution of the board of directors for Power of Attorney, dated 04/23/99 (6)
	d.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated 06/25/03 (10)

(7)		Not Applicable

(8)	a.	Form of Fund Participation Agreement between the Company and Smith Barney/ Travelers Series Fund, Inc. (1)
	b.	Fund Participation Agreement between the Company and Smith Barney Concert Allocation Series Inc. (3)
	c.	Participation Agreement by and between ING Investors Trust, Golden American Life Insurance Company and Directed Services, Inc. (12)
	d.	Participation Agreement by and between ING Variable Insurance Trust, Golden American Life Insurance Company and Directed Services, Inc. (4)
	e.	Participation Agreement by and between ING Variable Products Trust, Golden American Life Insurance Company and Directed Services, Inc. (7)
	f.	Amendment to Participation Agreement by and between ING Variable Products Trust, Golden American Life Insurance Company and Directed Services, Inc. (13)
	g.	Participation Agreement by and between ING Variable Portfolios, Inc., Golden American Life Insurance Company and Directed Services, Inc. (8)
	h.	Participation Agreement by and between ING Partners, Inc., Golden American Life Insurance Company and Directed Services, Inc. (8)
	i.	Amendment to Participation Agreement by and between ING Partners, Inc., Golden American Life Insurance Company and Directed Services, Inc. (8)
	j.	Second Amendment to Participation Agreement by and between ING Partners, Inc., Golden American Life Insurance Company and Directed Services, Inc. (13)
	k.	Participation Agreement by and between Fidelity Distributors Corporation, Golden American Life Insurance Company and Directed Services, Inc. (7)
	l.	Amendment to Participation Agreement by and between Fidelity Distributors Corporation, ING USA Annuity and Life Insurance Company. (13)
	m.	Participation Agreement by and between Liberty Variable Investment Trust, Golden American Life Insurance Company and Directed Services, Inc. (13)
	n.	Participation Agreement by and between PIMCO Variable Insurance Trust, Golden American Life Insurance Company and Directed Services, Inc. (3)
	o.	Amendment to Participation Agreement by and between PIMCO Variable Insurance Trust, Golden American Life Insurance Company and Directed Services, Inc. (13)
	p.	Participation Agreement by and between Prudential Series Fund Inc., Golden American Life Insurance Company and Directed Services, Inc. (4)
	q.	Amendment to Participation Agreement by and between Prudential Series Fund Inc., Golden American Life Insurance Company and Directed Services, Inc. (5)

(9)		Opinion and Consent of James A. Shuchart

(10)	a.	Consent of Independent Registered Public Accounting Firm
	b.	Consent of James A. Shuchart, incorporated in Item 9 of this Part C, together with the Opinion of James A. Shuchart.

(11)		Not Applicable
(12)		Not Applicable

(13)		Power of Attorney (14)

----------------------------------------------

1)

Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on Form N-4, File No. 33-79170, as filed on February 9, 1996.

2)

Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on Form N-4, File No. 33-79170, as filed on March 29, 1996.

3)

Incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on Form N-4, File No. 33-79170, as filed on May 3, 1999.

4)

Incorporated herein by reference to Post-Effective Amendment No. 11 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on Form N-4, File No. 33-79170, as filed on April 25, 2000.

5)

Incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File No. 333-28679).

6)

Incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on Form N-4, (File No. 333-63692), as filed on June 22, 2001.

7)

Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-5626).

8)

Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-5626).

9)

Incorporated herein by reference to Post-Effective Amendment No. 15 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on Form N-4 (File No. 33-79170), as filed on April 17, 2003.

10)

Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on Form N-4, File No. 333-28679, as filed on February 13, 2004.

11)

Incorporated herein by reference to Post Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on Form N-4, (File No. 333-28755), as filed on April 13, 2004.

12)

Incorporated herein by reference to Post Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on Form N-4, (File No. 333-70600), as filed on April 21, 2005.

13)

Incorporated herein by reference to Post-Effective amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-5626).

14)

Incorporated herein by reference to Post-Effective amendment No. 41 to a Registration Statement on Form N-4 for ING Life Insurance and Annuity Company Variable Annuity Account C filed with the Securities and Exchange Commission on November 23, 2005 (File Nos. 333-01107; 811-2513).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Harry N. Stout	1475 Dunwoody Drive West Chester, PA 19380	President
Jacques de Vaucleroy	5780 Powers Ferry Road Atlanta, GA 30327-4390	Director and Senior Vice President
Catherine H. Smith	151 Farmington Avenue Hartford, CT 06156	Director
Boyd G. Combs	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President
James R. Gelder	20 Washington Avenue South Minneapolis, MN 55402	Senior Vice President
James R. McInnis	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President
Stephen J. Preston	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President
Kathleen A. Murphy	151 Farmington Avenue Hartford, CT 06156	Director
Thomas J. McInerney	5780 Powers Ferry Road Atlanta, GA 30327-4390	Director and Chairman
Andrew D. Chua	1290 Broadway Denver, CO 80203	President, ING Institutional Markets
David A. Wheat	5780 Powers Ferry Road Atlanta, GA 30327-4390	Chief Financial Officer, Director, Executive Vice President and principal accounting officer
David S. Pendergrass	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Paula Cludray-Engelke	20 Washington Avenue South Minneapolis, MN 55402	Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The Depositor is under common control with a New York company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the state of New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I as filed on April 7, 2005 (File No. 333-47527).

ITEM 27. NUMBER OF CONTRACT OWNERS

As of October 31, 2005 there are 247,336 qualified contract owners and 203,324 non-qualified contract owners in ING USA's Separate Account B.

ITEM 28. INDEMNIFICATION

The Company shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA Annuity and Life Insurance Company ("ING USA") as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

The Company may also, to the extent permitted by law, indemnify any other person who is or was serving the Company in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

The Company or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Underwriter
James R. McInnis	Director and President
Robert J. Hughes	Director
Matthew J. Rider	Director
Anita F. Woods 5780 Powers Ferry Road Atlanta, GA 30327-4390	Chief Financial Officer
Beth G. Shanker 1290 Broadway Denver, CO 80203	Chief Compliance Officer
Alyce L. Shaw	Vice President
James A. Shuchart	Secretary and General Counsel

(c)

Name of Principal Underwriter	2004 Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
DSI	$374,955,000	$0	$0	$0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for as long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

(a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(b) The Company hereby represents that the fees and charges deducted under the Contract described in each Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to Registration Statement on Form N-4 meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 2nd day of December, 2005.

SEPARATE ACCOUNT EQ
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:
Harry Stout*
President (principle executive officer)

By:	/s/ James A. Shuchart
James A. Shuchart
Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on December 2, 2005.

Signature	Title

President
Harry N. Stout*	(principle executive officer)

DIRECTORS

Chief Financial Officer
David A. Wheat*	(principal accounting officer)

Jacques de Vaucleroy*

Thomas J. McInerney*

Kathleen A. Murphy*

Catherine H. Smith*

By:	/s/ James A. Shuchart
James A. Shuchart
Counsel of Depositor

*Executed by James A. Shuchart on behalf of those indicated pursuant to Power of Attorney.

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #

9	Opinion and Consent of James A. Shuchart, Esq.	EX-99.B9

10(a)	Consent of Independent Registered Public Accounting Firm	EX-99.B10A